The Grafiti Holding Note - Schedule of Note Receivables (Details) - Grafiti Holding Note [Member] - USD ($)	Sep. 30, 2024	Jun. 30, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Note receivable, amortized cost	$ 1,146,000	$ 550,000
Less: allowance for credit losses	(238,103)	(108,568)
Note receivable, net	907,897	441,432
Current note receivable, net	$ 907,897	$ 441,432